Intangible Assets Other Than Goodwill - Amortization (Expense) / Income (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014
Intangible Assets Other Than Goodwill [Abstract]
Unfavorable lease terms	$ 0		$ 317	$ 683
Favorable lease terms charter-out	0	[1]	(776)	(4,742)
Total	$ 0		$ (459)	$ (4,059)

[1]	On May 6, 2014, Navios Acquisition sold the Shinyo Splendor to an unaffiliated third party purchaser for an aggregate price of $20,020. An amount of $1,695 has been written off due to the expiration of the time charter of the related favorable lease of the vessel.